SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Feb. 28, 2021	May 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation costs		$ 5,941
Unrecognized compensation costs, period of recognition		1 year 7 months 9 days
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for future issuance		34,412,967
In-the-money options outstanding		2,150,312	1,958,029
Intrinsic value of options exercised		$ 1,894	$ 14,003	$ 13,335
Weighted-average grant-date fair value of options granted		$ 6.77	$ 6.87	$ 4.74
Total unrecognized compensation costs		$ 4,091
Unrecognized compensation costs, period of recognition		1 year 7 months 9 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Total unrecognized compensation costs		$ 60,405
Unrecognized compensation costs, period of recognition		1 year 8 months 8 days
Weighted average fair value at grant date of non-vested shares		$ 21.31	32.57	22.54
Weighted average fair value at grant date of vested shares		23.65	21.77	18.18
Weighted average fair value at grant date of forfeited shares		$ 22.88	$ 24.32	$ 23.24
Treasury stock, at cost [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of shares, authorized amount					$ 80,000	$ 80,000	$ 56,800
Additional amount increase in plan 2022	$ 20,000
Total amount increase in plan 2022	$ 100,000
Sharebased payment award expiration period	Oct. 31, 2023